RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

The following amounts are included in Due from Affiliates:

		2014		2013
(millions of Canadian $)	Maturity Date	Outstanding December 31	Effective Interest Rate	Outstanding December 31	Effective Interest Rate

Discount Notes[1]	2015	2,597	1.3%	2,721	1.3%
Credit Facility[2]		245	3.0%	—	—%
		2,842		2,721

1	Issued to TransCanada. Interest on the discount notes is equivalent to current commercial paper rates.

2	Issued to TransCanada. This facility is repayable on demand and bears interest at the Royal Bank of Canada prime rate per annum.

In 2014, interest income included $37 million as a result of lending to TransCanada (2013 - $38 million; 2012 - $41 million).

At December 31, 2014, Accounts Receivable included $59 million due from TransCanada (December 31, 2013 - $43 million).

The following amounts are included in Due to Affiliates:

		2014		2013
(millions of Canadian $)	Maturity Date	Outstanding December 31	Effective Interest Rate	Outstanding December 31	Effective Interest Rate

Credit Facility[1]	2016	866	3.8%	865	3.8%
Credit Facility[2]		—	—	574	3.0%
		866		1,439

1	TransCanada has an unsecured $3.5 billion credit facility with a subsidiary of TCPL. Interest on this facility is charged at Reuters prime rate plus 75 basis points.

2
TCPL's demand revolving credit arrangement with TransCanada is $2.0 billion (or a U.S. dollar equivalent). This facility bears interest at the Royal Bank of Canada prime rate per annum, or the U.S. base rate per annum. This facility may be terminated at any time at TransCanada's option.

In December 2014, interest expense included $37 million of interest charges as a result of inter-corporate borrowing (2013 - $62 million; 2012 - $61 million).

At December 31, 2014, Accounts Payable and Other included $16 million due to TransCanada (December 31, 2013 - nil)

At December 31, 2014, Accrued Interest included $1 million of interest payable to TransCanada (December 31, 2013 - $1 million).

In 2014, the Company made interest payments of $37 million to TransCanada (2013 - $62 million; 2012 - $62 million).